Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current tax
Current tax		$ 614		$ 614
Total current tax expense		614		614
Deferred tax
(Increase)/decrease in deferred tax assets	$ (2,841)	26,687	$ (3,526)	23,825
(Decrease)/increase in deferred tax liabilities	(24)	(50,643)	(49)	(50,679)
Total deferred tax (benefit)	(2,865)	(23,956)	(3,575)	(26,854)
Income tax (benefit)	$ (2,865)	$ (23,342)	$ (3,575)	$ (26,240)